Income Taxes and Duties - Summary of Income Tax Expense (Benefit) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of Income Taxes and Duties [Line items]
Total duties, taxes and other	$ 461,578,223	$ 23,450,722	$ 332,980,041	$ 264,521,435
PEMEX [member]
Disclosure of Income Taxes and Duties [Line items]
Current income tax	3,109,971		3,546,912	6,201,842
Deferred income tax	(11,465,343)		(9,334,064)	(18,842,211)
Total duties, taxes and other	$ (8,355,372)		(5,787,152)	$ (12,640,369)
Income tax REFIPRE (Preferent Fiscal Regime) from PMH HBV dividends			$ 722,984